Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2011	Dec. 31, 2010
Statement of Financial Position [Abstract]
Property & eqipment, net of accumulated depreciation respectively	$ (236,533)	$ (75,700)
Intangible property, net of accumulated amortization respectively	(87,078)	(4,642)
Preferred Stock: Preferred Stock par value	100	100
Preferred Stock: Preferred Stock shares authorized	1,000,000	1,000,000
Preferred Stock: Preferred Stock issued and outstanding	0	0
Common Stock par value	$ 0.001	$ 0.001
Common Stock shares authorized	100,000,000	100,000,000
Common Stock shares issued and outstanding, respectively	$ 83,886,036	$ 50,586,142